Called up share capital and other equity instruments - Called up share capital and share premium (Details) £ / shares in Units, £ in Thousands	Dec. 31, 2023 GBP (£) £ / shares shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 GBP (£) shares		Dec. 31, 2021 GBP (£) shares
Reconciliation of Issued Capital [Roll Forward]
Called up share capital	£ 797,000		£ 797,000	[1]	£ 797,000
Share premium account	1,004,000		420,000	[1]	£ 0
Called up share capital and share premium	£ 1,801,000		£ 1,217,000
Ordinary shares
Disclosure of classes of share capital [line items]
Par value per share (in GBP per share) | (per share)	£ 1.00	$ 1
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding balance (in shares) | shares	796,969,113		796,969,112		796,969,111
Reconciliation of Issued Capital [Roll Forward]
Called up share capital	£ 797,000		£ 797,000		£ 797,000
Preference shares
Disclosure of classes of share capital [line items]
Par value per share (in GBP per share) | £ / shares	£ 0.01
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding balance (in shares) | shares	35,000,000		35,000,000
Reconciliation of Issued Capital [Roll Forward]
Called up share capital	£ 172		£ 172,000

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. We have restated 2022 comparative data and the IFRS 17 transition impact on the balance sheet at 1 January 2022.